Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.4%)
Cable One, Inc.	2,326	984
Frontier Communications Parent, Inc. *	113,068	2,770
Iridium Communications, Inc.	63,305	1,656
The New York Times Co. - Class A	83,635	3,615
Nexstar Media Group, Inc.	16,476	2,839
TEGNA, Inc.	100,677	1,504
TKO Group Holdings, Inc.	30,620	2,646
Ziff Davis, Inc. *	23,505	1,482
ZoomInfo Technologies, Inc. *	151,416	2,427

Total		19,923

Consumer Discretionary (15.5%)
Adient PLC *	46,780	1,540
Aramark	134,149	4,362
Autoliv, Inc.	37,595	4,528
AutoNation, Inc. *	13,257	2,195
Boyd Gaming Corp.	35,515	2,391
Brunswick Corp.	35,173	3,395
Burlington Stores, Inc. *	32,682	7,588
Capri Holdings, Ltd. *	59,581	2,699
Carter’s, Inc.	18,823	1,594
Choice Hotels International, Inc.	12,633	1,596
Churchill Downs, Inc.	34,697	4,294
Columbia Sportswear Co.	17,629	1,431
Crocs, Inc. *	30,958	4,452
Dick’s Sporting Goods, Inc.	29,735	6,686
Five Below, Inc. *	28,211	5,117
Floor & Decor Holdings, Inc. *	54,472	7,061
Fox Factory Holding Corp. *	21,662	1,128
GameStop Corp. - Class A *	137,294	1,719
The Gap, Inc.	109,936	3,029
Gentex Corp.	119,224	4,306
The Goodyear Tire & Rubber Co. *	144,931	1,990
Graham Holdings Co. - Class B	1,830	1,405
Grand Canyon Education, Inc. *	15,108	2,058
H&R Block, Inc.	71,314	3,502
Harley-Davidson, Inc.	64,779	2,833
Helen of Troy, Ltd. *	12,137	1,399

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations, Inc. *	36,428	1,720
Hyatt Hotels Corp. - Class A	22,603	3,608
KB Home	37,563	2,662
Lear Corp.	29,144	4,222
Leggett & Platt, Inc.	68,185	1,306
Lithia Motors, Inc. - Class A	14,066	4,232
Macy’s, Inc.	140,088	2,800
Marriott Vacations Worldwide Corp.	16,883	1,819
Mattel, Inc. *	180,550	3,577
Murphy USA, Inc.	9,698	4,065
Nordstrom, Inc.	49,784	1,009
Ollie’s Bargain Outlet Holdings, Inc. *	31,482	2,505
Penn National Gaming, Inc. *	76,222	1,388
Penske Automotive Group, Inc.	9,963	1,614
Planet Fitness, Inc. - Class A *	43,671	2,735
Polaris, Inc.	27,133	2,717
PVH Corp.	30,483	4,286
RH *	7,822	2,724
Scientific Games Corp. - Class A *	46,026	4,699
Service Corp. International	75,518	5,604
Skechers USA, Inc. - Class A *	68,286	4,183
Taylor Morrison Home Corp. *	54,921	3,414
Tempur Sealy International, Inc.	88,055	5,003
Texas Roadhouse, Inc.	34,135	5,273
Thor Industries, Inc.	27,255	3,198
Toll Brothers, Inc.	53,306	6,896
TopBuild Corp. *	16,154	7,120
Travel + Leisure Co.	37,016	1,812
Under Armour, Inc. - Class A *	96,503	712
Under Armour, Inc. - Class C *	97,315	695
Vail Resorts, Inc.	19,406	4,324
Valvoline, Inc. *	66,268	2,954
Visteon Corp. *	14,215	1,672
The Wendy’s Co.	85,395	1,609
Whirlpool Corp.	28,112	3,363
Williams-Sonoma, Inc.	32,787	10,411
Wingstop, Inc.	15,035	5,509
Wyndham Hotels & Resorts, Inc.	42,405	3,255

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
YETI Holdings, Inc. *	44,394	1,711

Total		216,704

Consumer Staples (4.7%)
BellRing Brands, Inc. *	66,948	3,952
BJ’s Wholesale Club Holdings, Inc. *	68,176	5,158
The Boston Beer Co., Inc. - Class A *	4,810	1,464
Casey’s General Stores, Inc.	18,968	6,040
Celsius Holdings, Inc. *	75,787	6,284
Coca-Cola Consolidated, Inc.	2,396	2,028
Coty, Inc. - Class A *	192,172	2,298
Darling Ingredients, Inc. *	81,542	3,793
e.l.f. Beauty, Inc. *	28,372	5,562
Flowers Foods, Inc.	98,199	2,332
Grocery Outlet Holding Corp. *	50,740	1,460
Ingredion, Inc.	33,326	3,894
Lancaster Colony Corp.	10,408	2,161
Performance Food Group Co. *	79,525	5,936
Pilgrim’s Pride Corp. *	20,575	706
Post Holdings, Inc. *	25,743	2,736
Sprouts Farmers Market, Inc. *	51,911	3,347
US Foods Holding Corp. *	115,610	6,240

Total		65,391

Energy (5.4%)
Antero Midstream Corp.	174,091	2,448
Antero Resources Corp. *	144,401	4,188
ChampionX Corp.	97,406	3,496
Chesapeake Energy Corp.	56,826	5,048
Civitas Resources, Inc.	43,862	3,330
CNX Resources Corp. *	77,586	1,840
DT Midstream, Inc.	49,565	3,028
Equitrans Midstream Corp.	221,455	2,766
HF Sinclair Corp.	79,736	4,814
Matador Resources Co.	56,631	3,781
Murphy Oil Corp.	74,148	3,389
NOV, Inc.	201,350	3,930
Oasis Petroleum, Inc.	21,099	3,761
Ovintiv, Inc.	129,153	6,703
PBF Energy, Inc. - Class A	55,590	3,200

Index 400 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Permian Resources Corp.	235,189	4,153
Range Resources Corp.	123,339	4,247
Southwestern Energy Co. *	562,911	4,267
Valaris, Ltd. *	32,043	2,411
Weatherford International PLC *	36,963	4,266

Total		75,066

Financials (16.0%)
Affiliated Managers Group, Inc.	17,281	2,894
Ally Financial, Inc.	138,756	5,632
American Financial Group, Inc.	33,344	4,551
Annaly Capital Management, Inc.	255,608	5,033
Associated Banc-Corp.	76,026	1,635
Bank OZK	53,780	2,445
Brighthouse Financial, Inc. *	32,817	1,691
Cadence Bank	93,366	2,708
The Carlyle Group, Inc.	110,649	5,191
CNO Financial Group, Inc.	55,918	1,537
Columbia Banking System, Inc.	106,615	2,063
Commerce Bancshares, Inc.	60,549	3,221
Cullen/Frost Bankers, Inc.	32,816	3,694
East West Bancorp, Inc.	72,034	5,699
Equitable Holdings, Inc.	160,380	6,096
Erie Indemnity Co. - Class A	12,749	5,120
Essent Group, Ltd.	54,485	3,242
Euronet Worldwide, Inc. *	22,395	2,462
Evercore, Inc. - Class A	17,716	3,412
F.N.B. Corp.	183,410	2,586
Federated Hermes, Inc.	41,764	1,509
Fidelity National Financial, Inc.	132,154	7,017
First American Financial Corp.	52,739	3,220
First Financial Bankshares, Inc.	65,649	2,154
First Horizon Corp.	285,607	4,398
FirstCash Holdings, Inc.	18,906	2,411
Glacier Bancorp, Inc.	56,676	2,283
Hancock Whitney Corp.	44,035	2,027
The Hanover Insurance Group, Inc.	18,299	2,492
Home BancShares, Inc.	95,796	2,354
Houlihan Lokey, Inc.	26,640	3,415

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Interactive Brokers Group, Inc. - Class A	54,699	6,110
International Bancshares Corp.	27,279	1,531
Janus Henderson Group PLC	67,739	2,228
Jefferies Financial Group, Inc.	86,663	3,822
Kemper Corp.	30,906	1,914
Kinsale Capital Group, Inc.	11,252	5,904
MGIC Investment Corp.	138,906	3,106
Morningstar, Inc.	13,314	4,106
New York Community Bancorp, Inc.	369,073	1,188
Old National Bancorp	149,586	2,604
Old Republic International Corp.	133,279	4,094
Pinnacle Financial Partners, Inc.	38,875	3,339
Primerica, Inc.	17,907	4,530
Prosperity Bancshares, Inc.	47,905	3,151
Reinsurance Group of America, Inc.	33,687	6,498
RenaissanceRe Holdings, Ltd.	26,934	6,330
RLI Corp.	20,529	3,048
SEI Investments Co.	50,958	3,664
Selective Insurance Group, Inc.	30,996	3,384
SLM Corp.	112,603	2,454
SouthState Corp.	38,849	3,303
Starwood Property Trust, Inc.	152,096	3,092
Stifel Financial Corp.	52,134	4,075
Synovus Financial Corp.	74,749	2,995
Texas Capital Bancshares, Inc. *	24,145	1,486
UMB Financial Corp.	22,325	1,942
United Bankshares, Inc.	68,806	2,463
Unum Group	92,922	4,986
Valley National Bancorp	217,987	1,735
Voya Financial, Inc.	52,647	3,892
Webster Financial Corp.	87,926	4,464
WEX, Inc. *	21,844	5,189
Wintrust Financial Corp.	31,300	3,267
Zions Bancorp NA	75,724	3,286

Total		223,372

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Health Care (7.9%)
Acadia Healthcare Co., Inc. *	47,135	3,734
Amedisys, Inc. *	16,680	1,537
Arrowhead Pharmaceuticals, Inc. *	63,328	1,811
Azenta, Inc. *	28,503	1,718
Bruker Corp.	47,400	4,453
Chemed Corp.	7,699	4,942
Cytokinetics, Inc. *	50,119	3,514
Doximity, Inc. - Class A *	62,441	1,680
Encompass Health Corp.	51,237	4,231
Enovis Corp. *	25,393	1,586
Envista Holdings Corp. *	87,660	1,874
Exelixis, Inc. *	154,973	3,677
Globus Medical, Inc. - Class A *	58,966	3,163
Haemonetics Corp. *	25,958	2,216
Halozyme Therapeutics, Inc. *	67,520	2,747
HealthEquity, Inc. *	43,856	3,580
Integra LifeSciences Holdings Corp. *	34,764	1,232
Jazz Pharmaceuticals PLC *	32,180	3,875
Lantheus Holdings, Inc. *	35,007	2,179
LivaNova PLC *	27,535	1,540
Masimo Corp. *	22,687	3,332
Medpace Holdings, Inc. *	11,919	4,817
Neogen Corp. *	100,711	1,589
Neurocrine Biosciences, Inc. *	50,861	7,015
Option Care Health, Inc. *	90,538	3,037
Penumbra, Inc. *	19,728	4,403
Perrigo Co. PLC	69,262	2,230
Progyny, Inc. *	42,617	1,626
QuidelOrtho Corp. *	25,274	1,212
R1 RCM, Inc. *	100,732	1,297
Repligen Corp. *	26,540	4,881
Roivant Sciences, Ltd. *	172,577	1,819
Shockwave Medical, Inc. *	18,859	6,141
Sotera Health Co. *	63,562	763
Tenet Healthcare Corp. *	51,907	5,456
United Therapeutics Corp. *	24,020	5,518

Total		110,425

Index 400 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials (21.9%)
Acuity Brands, Inc.	15,598	4,192
Advanced Drainage Systems, Inc.	34,912	6,013
AECOM	69,442	6,811
AGCO Corp.	31,767	3,908
Applied Industrial Technologies, Inc.	19,765	3,905
ASGN, Inc. *	24,126	2,527
Avis Budget Group, Inc.	9,442	1,156
The Brink’s Co.	23,027	2,127
BWX Technologies, Inc.	46,775	4,800
CACI International, Inc. - Class A *	11,391	4,315
Carlisle Cos., Inc.	24,820	9,726
Chart Industries, Inc. *	21,462	3,535
Clean Harbors, Inc. *	25,710	5,176
Comfort Systems USA, Inc.	18,202	5,783
Concentrix Corp.	24,033	1,591
Core & Main, Inc. - Class A *	87,189	4,992
Crane Co.	24,975	3,375
Curtiss-Wright Corp.	19,546	5,003
Donaldson Co., Inc.	61,406	4,586
EMCOR Group, Inc.	24,046	8,421
EnerSys	20,658	1,951
ESAB Corp.	28,958	3,202
ExlService Holdings, Inc. *	84,298	2,681
Exponent, Inc.	25,875	2,140
Flowserve Corp.	67,065	3,064
Fluor Corp. *	87,085	3,682
Fortune Brands Home & Security, Inc.	64,452	5,457
FTI Consulting, Inc. *	17,780	3,739
GATX Corp.	18,145	2,432
Genpact, Ltd.	84,406	2,781
Graco, Inc.	86,273	8,063
GXO Logistics, Inc. *	60,802	3,269
Hertz Global Holdings, Inc. *	66,387	520
Hexcel Corp.	43,134	3,142
Insperity, Inc.	18,107	1,985
ITT, Inc.	41,964	5,708
KBR, Inc.	69,005	4,393
Kirby Corp. *	30,208	2,879
Knight-Swift Transportation Holdings, Inc.	82,481	4,538
Landstar System, Inc.	18,373	3,542
Lennox International, Inc.	16,368	8,000
Lincoln Electric Holdings, Inc.	29,237	7,468
ManpowerGroup, Inc.	24,948	1,937
MasTec, Inc. *	30,896	2,881
MAXIMUS, Inc.	31,195	2,617
MDU Resources Group, Inc.	104,086	2,623

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
The Middleby Corp. *	27,398	4,405
MSA Safety, Inc.	18,888	3,657
MSC Industrial Direct Co., Inc. - Class A	23,351	2,266
nVent Electric PLC	84,803	6,394
Oshkosh Corp.	33,435	4,170
Owens Corning, Inc.	45,427	7,577
Paylocity Holding Corp. *	22,170	3,810
RBC Bearings, Inc. *	14,818	4,006
Regal Rexnord Corp.	33,888	6,103
Ryder System, Inc.	22,655	2,723
Saia, Inc. *	13,570	7,938
Science Applications International Corp.	26,611	3,470
Sensata Technologies Holding PLC	77,363	2,842
Simpson Manufacturing Co., Inc.	21,812	4,475
Stericycle, Inc. *	47,292	2,495
Terex Corp.	34,246	2,205
Tetra Tech, Inc.	27,328	5,048
The Timken Co.	33,176	2,901
The Toro Co.	53,361	4,889
Trex Co., Inc. *	55,507	5,537
UFP Industries, Inc.	31,595	3,886
Valmont Industries, Inc.	10,678	2,438
Watsco, Inc.	15,987	6,906
Watts Water Technologies, Inc. - Class A	13,989	2,973
Werner Enterprises, Inc.	32,429	1,269
WESCO International, Inc.	22,452	3,846
Woodward, Inc.	30,820	4,750
XPO Logistics, Inc. *	59,349	7,242

Total		306,857

Information Technology (9.4%)
Allegro Microsystems, Inc. *	36,524	985
Amkor Technology, Inc.	52,761	1,701
AppFolio, Inc. - Class A *	10,436	2,575
Arrow Electronics, Inc. *	27,505	3,561
Aspen Technology, Inc. *	14,292	3,048
Avnet, Inc.	46,188	2,290
Belden, Inc.	21,305	1,973
Blackbaud, Inc. *	21,556	1,598
Ciena Corp. *	74,011	3,660
Cirrus Logic, Inc. *	27,568	2,552
Cognex Corp.	87,988	3,732
Coherent Corp. *	67,509	4,092
CommVault Systems, Inc. *	22,317	2,264
Crane Holdings Co.	24,676	1,527

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Dolby Laboratories, Inc. - Class A	30,409	2,547
Dropbox, Inc. - Class A *	130,944	3,182
Dynatrace, Inc. *	122,549	5,691
GoDaddy, Inc. - Class A *	71,981	8,543
IPG Photonics Corp. *	15,110	1,370
Kyndryl Holdings, Inc. *	117,614	2,559
Lattice Semiconductor Corp. *	70,551	5,519
Littelfuse, Inc.	12,729	3,085
Lumentum Holdings, Inc. *	34,450	1,631
MACOM Technology Solutions Holdings, Inc. *	27,995	2,677
Manhattan Associates, Inc. *	31,469	7,875
MKS Instruments, Inc.	32,133	4,274
Novanta, Inc. *	18,304	3,199
Onto Innovation, Inc. *	25,087	4,543
Power Integrations, Inc.	29,062	2,079
Pure Storage, Inc. *	151,815	7,893
Qualys, Inc. *	18,802	3,138
Rambus, Inc. *	54,952	3,397
Silicon Laboratories, Inc. *	16,304	2,343
Synaptics, Inc. *	20,090	1,960
TD SYNNEX Corp.	29,157	3,298
Teradata Corp. *	49,989	1,933
Universal Display Corp.	22,270	3,751
Vishay Intertechnology, Inc.	64,525	1,463
Vontier Corp.	78,882	3,578
The Western Union Co.	179,153	2,505
Wolfspeed, Inc. *	64,301	1,897

Total		131,488

Materials (7.0%)
Alcoa Corp.	91,223	3,082
AptarGroup, Inc.	33,743	4,855
Arcadium Lithium PLC *	527,000	2,271
Ashland Global Holdings, Inc.	25,605	2,493
Avient Corp.	46,596	2,022
Axalta Coating Systems, Ltd. *	112,492	3,869
Berry Global Group, Inc.	59,120	3,576
Cabot Corp.	28,333	2,612
The Chemours Co.	75,872	1,992
Cleveland-Cliffs, Inc. *	254,693	5,792
Commercial Metals Co.	59,490	3,496
Crown Holdings, Inc.	61,183	4,849
Eagle Materials, Inc.	17,609	4,785
Graphic Packaging Holding Co.	156,434	4,565

Index 400 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Materials continued
Greif, Inc. - Class A	13,021	899
Knife River Corp. *	28,913	2,344
Louisiana-Pacific Corp.	32,806	2,753
MP Materials Corp. *	73,619	1,053
NewMarket Corp.	3,529	2,240
Olin Corp.	61,310	3,605
Reliance, Inc.	29,375	9,817
Royal Gold, Inc.	33,577	4,090
RPM International, Inc.	65,871	7,835
The Scotts Miracle-Gro Co.	21,443	1,600
Silgan Holdings, Inc.	41,370	2,009
Sonoco Products Co.	50,069	2,896
United States Steel Corp.	114,356	4,664
Westlake Corp.	16,374	2,502

Total		98,566

Real Estate (7.1%)
Agree Realty Corp.	51,279	2,929
American Homes 4 Rent - Class A	162,567	5,979
Apartment Income REIT Corp.	73,850	2,398
Brixmor Property Group, Inc.	153,645	3,603
Corporate Office Properties Trust	57,352	1,386
Cousins Properties, Inc.	77,576	1,865
CubeSmart LP	114,934	5,197
EastGroup Properties, Inc.	24,381	4,383
EPR Properties	38,503	1,635
Equity LifeStyle Properties, Inc.	95,289	6,137
First Industrial Realty Trust, Inc.	67,610	3,552
Gaming and Leisure Properties, Inc.	136,481	6,288
Healthcare Realty Trust, Inc.	194,678	2,755
Independence Realty Trust, Inc.	114,713	1,850
Jones Lang LaSalle, Inc. *	24,316	4,744
Kilroy Realty Corp.	54,572	1,988
Kite Realty Group Trust	112,136	2,431
Lamar Advertising Co. - Class A	44,764	5,345
National Retail Properties, Inc.	93,269	3,986
National Storage Affiliates Trust	39,481	1,546
Omega Healthcare Investors, Inc.	125,372	3,971
Park Hotels & Resorts, Inc.	107,330	1,877
PotlatchDeltic Corp.	40,566	1,907
Rayonier, Inc.	69,728	2,318

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Rexford Industrial Realty, Inc.	107,721	5,418
Sabra Health Care REIT, Inc.	118,185	1,746
STAG Industrial, Inc.	92,807	3,568
Vornado Realty Trust	81,715	2,351
WP Carey, Inc.	111,771	6,308

Total		99,461

Utilities (3.3%)
ALLETE, Inc.	29,378	1,752
Black Hills Corp.	34,753	1,898
Essential Utilities, Inc.	128,518	4,762
IDACORP, Inc.	25,871	2,403
National Fuel Gas Co.	47,090	2,530
New Jersey Resources Corp.	50,247	2,156
Northwestern Energy Group, Inc.	31,303	1,594
OGE Energy Corp.	102,374	3,511
ONE Gas, Inc.	28,344	1,829
Ormat Technologies, Inc.	27,456	1,817
PNM Resources, Inc.	43,873	1,651
Portland General Electric Co.	51,688	2,171
Southwest Gas Holdings, Inc.	30,708	2,338
Spire, Inc.	28,104	1,725
UGI Corp.	107,109	2,629
Vistra Corp.	171,792	11,965

Total		46,731

Total Common Stocks (Cost: $964,421)		1,393,984

Short-Term Investments (0.0%)
Governments (0.0%)
US Treasury 0.000%, 4/11/24 b	365,000	364

Total		364

Total Short-Term Investments (Cost: $365)		364

Total Investments (99.6%) (Cost: $964,786)@		1,394,348

Other Assets, Less Liabilities (0.4%)		4,905

Net Assets (100.0%)		1,399,253

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	2	18	6/24	$5,539	$184	$(24)

							$184	$(24)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$ –	$ –	$ –	$ –	$ (24)	$ (24)	$ –
Centrally Cleared Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $964,786 and the net unrealized appreciation of investments based on that cost was $429,746 which is comprised of $491,875 aggregate gross unrealized appreciation and $62,129 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,393,984	$—	$—
Short-Term Investments	—	364	—
Other Financial Instruments^
Futures	184	—	—

Total Assets:	$1,394,168	$364	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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